Prospectus Supplement dated July 21, 1997 to:

                  PUTNAM AMERICAN GOVERNMENT INCOME FUND
                     Prospectus dated January 30, 1997

                      PUTNAM ASIA PACIFIC GROWTH FUND
                     Prospectus dated January 30, 1997

                       PUTNAM ASSET ALLOCATION FUNDS
                     Prospectus dated January 30, 1997

                      PUTNAM BALANCED RETIREMENT FUND
                    Prospectus dated February 28, 1997

                    PUTNAM CAPITAL APPRECIATION FUND
                   Prospectus dated September 30, 1996

                  PUTNAM CONVERTIBLE INCOME-GROWTH TRUST
                    Prospectus dated February 28, 1997

                      PUTNAM DIVERSIFIED INCOME TRUST
                     Prospectus dated January 30, 1997

                    PUTNAM DIVERSIFIED INCOME TRUST II
                       Prospectus dated May 17, 1996

                       PUTNAM EMERGING MARKETS FUND
                     Prospectus dated October 30, 1996

                         PUTNAM EQUITY INCOME FUND
                      Prospectus dated March 30, 1997

                         PUTNAM EUROPE GROWTH FUND
                     Prospectus dated October 30, 1996

                        PUTNAM FEDERAL INCOME TRUST
                    Prospectus dated February 28, 1997

                   THE PUTNAM FUND FOR GROWTH AND INCOME
                    Prospectus dated February 28, 1997

                  PUTNAM GLOBAL GOVERNMENTAL INCOME TRUST
                    Prospectus dated February 28, 1997

                         PUTNAM GLOBAL GROWTH FUND
                    Prospectus dated February 28, 1997

                   PUTNAM GLOBAL NATURAL RESOURCES FUND
                    Prospectus dated December 30, 1996

                     PUTNAM GROWTH AND INCOME FUND II
                      Prospectus dated March 30, 1997

                       PUTNAM HEALTH SCIENCES TRUST
                    Prospectus dated December 30, 1996

                     PUTNAM HIGH YIELD ADVANTAGE FUND
                      Prospectus dated March 30, 1997

                    PUTNAM HIGH YIELD TOTAL RETURN FUND
                     Prospectus dated January 1, 1997

                          PUTNAM HIGH YIELD TRUST
                    Prospectus dated December 30, 1996

                            PUTNAM INCOME FUND
                    Prospectus dated February 28, 1997

              PUTNAM INTERMEDIATE U.S. GOVERNMENT INCOME FUND
                      Prospectus dated March 30, 1997

                     PUTNAM INTERNATIONAL GROWTH FUND
                     Prospectus dated October 30, 1996

                PUTNAM INTERNATIONAL GROWTH AND INCOME FUND
                      Prospectus dated April 1, 1997

                PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND
                    Prospectus dated December 31, 1996

                     PUTNAM INTERNATIONAL VOYAGER FUND
                     Prospectus dated October 30, 1996

                           PUTNAM INVESTORS FUND
                    Prospectus dated November 30, 1996

                       PUTNAM NEW OPPORTUNITIES FUND
                     Prospectus dated October 30, 1996

                           PUTNAM NEW VALUE FUND
                    Prospectus dated December 31, 1996

                     PUTNAM OTC & EMERGING GROWTH FUND
                     Prospectus dated December 16, 1996

                     PUTNAM U.S. GOVERNMENT INCOME TRUST
                     Prospectus dated January 30, 1997

                  PUTNAM UTILITIES GROWTH AND INCOME FUND
                    Prospectus dated February 28, 1997

                             PUTNAM VISTA FUND
                    Prospectus dated November 30, 1996

                            PUTNAM VOYAGER FUND
                    Prospectus dated November 30, 1996


Effective April 15, 1997, the prospectus is modified as follows:

1. "How to buy shares--Class A shares" is revised by replacing the three paragraphs following the sales charge table with the following:
             No initial sales charge applies to purchases of class A shares of $1 million or more, or to purchases by employer-sponsored retirement plans that have at least 200 eligible employees. However, a CDSC of 1.00% or 0.50%, respectively, is imposed within the first or second year after purchase on redemptions of these shares, unless the dealer of record waived its commission with Putnam Mutual Funds' approval, or unless the purchaser is a class A qualified benefit plan (a retirement plan for which Putnam Fiduciary Trust Company or its affiliates provide recordkeeping or other services in connection with purchases of class A shares).

             Class A qualified benefit plans may also purchase class A shares with no initial sales charge. However, except as stated below, a CDSC of 0.75% of the total amount redeemed (1.00% in the case of plans for which Putnam Mutual Funds and its affiliates do not act as trustee or recordkeeper) is imposed on redemptions of these shares if, within two years of a plan's initial purchase of class A shares, it redeems 90% or more of its cumulative purchases.
             Thereafter, such a plan is no longer liable for any CDSC. The two-year CDSC applicable to class A qualified benefit plans for which Putnam Mutual Funds or its affiliates serve as trustee or recordkeeper ("full service plans") is 0.50% of the total amount redeemed for full service plans that initially invest at least $5 million but less than $10 million in Putnam funds and other investments managed by Putnam Management or its affiliates ("Putnam Assets"), and is 0.25% of the total amount redeemed for full service plans that initially invest at least $10 million but less than $20 million in Putnam Assets. Class A qualified benefit plans that initially invest at least $20 million in Putnam Assets, or whose dealer of record has, with Putnam Mutual Funds' approval, waived its commission or agreed to refund its commission to Putnam Mutual Funds in the event a CDSC would otherwise be applicable, are not subject to any CDSC.

             In determining whether a CDSC is payable, the fund will first redeem shares not subject to any charge. Any CDSC will be calculated based on the lower of the shares' cost and current net asset value and any shares acquired by reinvestment of distributions will be redeemed without a CDSC. Putnam Mutual Funds receives the entire amount of any CDSC you pay. See the SAI for more information about the CDSC.

2. The descriptions of Putnam Mutual Funds initial commissions and ongoing payments to dealers for class A shares sold at net asset value to qualified benefit plans are replaced with the following:

           Putnam Mutual Funds pays the dealer of record for sales of class A shares at net asset value to qualified benefit plans commissions of up to 1% and ongoing service fees of up to 0.25% annually on eligible average assets. See the SAI for information about the rates at which these sales commissions and service fees are paid.

3. Each remaining reference in the prospectus to a participant-directed qualified retirement plan is changed to refer to a qualified benefit plan.

                      35563      7/97
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